Wilshire Variable Insurance Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

May 3, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

    Re:    Wilshire Variable Insurance Trust (the “Trust”)
        File Nos.: 333-15881 and 811-07917
        Wilshire Global Allocation Fund (the “Fund”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated April 30, 2021 and filed electronically as Post-Effective Amendment No. 69 to the Fund’s Registration Statement on Form N-1A on April 16, 2021.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at Alyssa.Bernard@usbank.com.

Very truly yours,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Assistant Vice President
U.S. Bank Global Fund Services
as Administrator to the Trust